Summary of Significant Accounting Policies - Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Office Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	3 years
Office Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	10 years
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	3 years
Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)		3 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	10 years	10 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	5 years	5 years